SmartETFs Sustainable Energy II ETF

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 96.3%	Value ($)
	Electrification: 31.9%
1,674	Aptiv PLC*	$130,924
2,700	Gentherm Inc.*	134,271
7,146	Infineon Technologies AG	159,040
2,808	Itron Inc.*	118,245
6,804	Johnson Matthey PLC	139,196
378	LG Chem Ltd.	140,498
3,204	ON Semiconductor Corporation*	199,705
378	Samsung SDI Co., Ltd.	143,119
1,530	Schneider Electric SE	175,340
4,104	Sensata Technologies Holding*	152,997
		1,493,335
	Energy Efficiency: 14.4%
2,988	Ameresco Inc.*	198,642
972	Hubbell Inc.	216,756
3,942	Nibe Industrier AB - B Shares	87,039
19,224	Sunnova Energy International Inc.*	173,381
		675,818

	Renewable Energy Generation: 21.6%
104,994	China Longyuan Power Group Corp Ltd.	131,749
228,000	China Suntien Green Energy Corp Ltd.	83,652
22,031	Iberdrola SA	206,879
2,934	Nextera Energy Inc.	230,055
2,052	Ormat Technologies Inc.	176,882
1,260	Trane Technologies PLC	182,461
		1,011,678

	Renewable Equipment Manufacturing: 28.4%
5,454	Canadian Solar Inc.*	203,162
1,368	Eaton Corp. PLC	182,436
702	Enphase Energy Inc.*	194,784
1,728	First Solar Inc.*	228,563
7,506	Siemens Gamesa Renewable Energy SA	131,854
432	Solaredge Technologies Inc.*	99,991
2,466	TPI Composites Inc.*	27,817
6,984	Vestas Wind Systems A/S	130,351
126,000	Xinyi Solar Holdings Ltd.	133,389
		1,332,347

	Total Common Stocks (Cost $5,622,954)	4,513,178

	Total Investments (Cost $5,622,954) - 96.3%	4,513,178
	Other Assets in Excess of Liabilities - 3.7%	174,657
	Total Net Assets - 100.0%	$4,687,835

*	Non-income producing security.

PLC - Public Limited Company